Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of stock option activity
The following table summarizes the Company’s stock option activity for the year ended December 31, 2021:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding - January 1, 2021	—	$—
Granted	10,408,270	14.75
Forfeited	(3,623,250)	13.13

Outstanding - December 31, 2021	6,785,020	$15.64	9.45	$59,482
Options vested and expected to vest - December 31, 2021	6,785,020	$15.64	9.45	$59,482

Summary of valuation assumptions
The fair value of PSU awards is recognized on a straight-line basis over their measurement period as compensation expense, and is not subject to reversal even if the market condition is not achieved. The fair value of PSUs was determined using a Monte Carlo simulation with the following assumptions:

Input	2021 Grants
Risk-free interest rate	0.50% - 0.65%
Expected volatility of the Company’s Class A Common Stock	55.0%

Schedule of unvested share activity
The following table summarizes the Company’s unvested equity award activity for the year ended December 31, 2021:

		Weighted Average Grant Date Fair Value
	RSUs	PSUs	RSUs	PSUs
Outstanding - January 1, 2021	—	—	$—	$—
Granted	439,488	1,350,000	25.91	9.92
Vested	(30,963)	—	26.16	—
Forfeited	(27,750)	(375,000)	26.16	6.10

Outstanding - December 31, 2021	380,775	975,000	25.88	11.39

Summary of share based compensation
Compensation expense attributable to net stock-based compensation was $12.4 million, $0.4 million and $0.1 million for the years ended December 31, 2021, 2020 and 2019, respectively and recorded in the Consolidated Statements of Comprehensive Loss as follows:

	Year Ended December 31,
(in thousands)	2021	2020	2019
Cost of sales	405	67	37
Selling and marketing	3,547	58	—
Research and development	195	—	53
General and administrative	8,271	238	13

Stock-based compensation expense	$12,418	$363	$103